Subsequent Events (Details) - Schedule of new bank borrowings - 12 months ended Dec. 31, 2021 - Borrowings [Member]	USD ($)	CNY (¥)
Subsequent Events (Details) - Schedule of new bank borrowings [Line Items]
Bank borrowing total	$ 3,609,201	¥ 23,000,000
Jiangsu Yangzhou Rural Commercial Bank [Member]
Subsequent Events (Details) - Schedule of new bank borrowings [Line Items]
Company	Huadong	Huadong
Rate	3.95%	3.95%
Issuance Date	Feb. 17, 2022	Feb. 17, 2022
Collateral/Security	Yada, Yongjun Liu	Yada, Yongjun Liu
Bank borrowing total	$ 784,609	¥ 5,000,000
Bank of China [Member]
Subsequent Events (Details) - Schedule of new bank borrowings [Line Items]
Company	Huadong	Huadong
Rate	3.70%	3.70%
Issuance Date	Mar. 03, 2022	Mar. 03, 2022
Collateral/Security	Yongjun Liu, Yin Liu	Yongjun Liu, Yin Liu
Bank borrowing total	$ 784,609	¥ 5,000,000
Industrial and Commercial Bank of China [Member]
Subsequent Events (Details) - Schedule of new bank borrowings [Line Items]
Company	Yada	Yada
Rate	3.70%	3.70%
Issuance Date	Feb. 18, 2022	Feb. 18, 2022
Collateral/Security	Properties of Yada	Properties of Yada
Bank borrowing total	$ 1,412,296	¥ 9,000,000
Bank of Communications [Member]
Subsequent Events (Details) - Schedule of new bank borrowings [Line Items]
Company	Huadong	Huadong
Rate	3.55%	3.55%
Issuance Date	Mar. 09, 2022	Mar. 09, 2022
Collateral/Security	Yongjun Liu, Yin Liu, Yada	Yongjun Liu, Yin Liu, Yada
Bank borrowing total	$ 627,687	¥ 4,000,000